ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 108.4%
	U.S. TREASURY BILLS — 95.1%
125,000	United States Treasury Bill	4.92	10/24/23	$ 124,597
121,000	United States Treasury Bill	5.33	12/28/23	119,449
125,000	United States Treasury Bill	5.47	03/28/24	121,718
	TOTAL U.S. TREASURY BILLS (Cost $365,724)			365,764
Shares
	MONEY MARKET FUND - 13.3%
50,959	Fidelity Treasury Portfolio, Class I, 5.22% (Cost $50,959)(a)			50,959

	TOTAL INVESTMENTS - 108.4% (Cost $416,683)			$ 416,723
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.4)%			(32,287)
	NET ASSETS - 100.0%			$ 384,436

(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.